STOCK TRANSACTIONS	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Sep. 30, 2022
Stock Transactions
STOCK TRANSACTIONS

NOTE 10. STOCK TRANSACTIONS

On October 25, 2022 the Company issued 6,667 Series A preferred shares as consideration for nonemployee services

On November 11, 2022 the Company issued 105126 Series A preferred shares in satisfaction of $761,500 of convertible indebtedness and $380,262 of accrued interest on convertible indebtedness.

On November 11, 2022 the Company issued 11,279 common shares in satisfaction of $25,639 of accrued interest on convertible indebtedness.

On December 5, 2022 the Company issued 1,112 Series A preferred shares as consideration for nonemployee services.

NOTE 10. STOCK TRANSACTIONS

On March 13, 2023 the Company issued 15,201 Common shares and 3,593 Series A Preferred Shares pursuant to roundup requirements related to the Company’s 1 for 1500 reverse stock split of all issued series of stock.

On March 17, 2023 Regen Biopharma, Inc. (“Regen”) issued 15,000 Series NC preferred shares (“Shares”) to David Koos, the Company’s Chief Executive Officer, in consideration of $10,050 of salaries accrued but unpaid owed to David Koos by Regen.

NOTE 11. STOCK TRANSACTIONS

On October 1, 2021 the Company issued 67,812 common shares in satisfaction of $425,000 of convertible indebtedness and $154,991 of accrued interest on convertible indebtedness.

On October 1, 2021 the Company issued 3914 shares of Series A Preferred stock in satisfaction of $50,000 of convertible indebtedness and $23,369 of accrued interest on convertible indebtedness.

On October 29, 2021 the Company issued 17,165 common shares in satisfaction of $140,000 of convertible indebtedness and $54,000 of accrued interest on convertible indebtedness.

On November 4 , 2021 the Company issued 5,751 common shares in satisfaction of $50,000 of convertible indebtedness and $69,012 of accrued interest on convertible indebtedness.

On November 24, 2021 the Company issued 51,570 common shares in satisfaction of $95,964 of convertible indebtedness and $36,967 of accrued interest on convertible indebtedness.

On December 10 2021 the Company issued 950 shares of Series A Preferred stock in satisfaction of $25,000 of convertible indebtedness and $10,625 of accrued interest on convertible indebtedness.

On March 28, 2022 the Company issued 10,667 common shares in satisfaction of $48,420 of convertible indebtedness and $39,708 of accrued interest on convertible indebtedness.

On April 5, 2022 the Company issued 26,667 common shares in satisfaction of $218,617 of convertible indebtedness and $1,701 of accrued interest on convertible indebtedness.

On April 8, 2022 the Company issued 66,666 common shares in satisfaction of $550,161 of convertible indebtedness and $1,500 of accrued interest on convertible indebtedness.

On May 16, 2022 the Company issued 66,667 common shares in satisfaction of $334,800 of convertible indebtedness.

On June 8, 2022 the Company issued 66,667 common shares in satisfaction of $334,800 of convertible indebtedness.

On July 15 2022 the Company issued 33,333 common shares in satisfaction of $132,650 of convertible indebtedness and $32,950 of accrued interest on convertible indebtedness.

On July 20, 2022 the Company issued 36,343 common shares in satisfaction of $180,552 of convertible indebtedness.

On August 4, 2022 the Company issued 4,667 common shares pursuant to contractual obligations imposed by a previously issued convertible note which has now been fully converted.